Cover	Oct. 08, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2019
Entity File Number	001-10865
Entity Registrant Name	AMAG PHARMACEUTICALS, INC.
Entity Central Index Key	0000792977
Entity Tax Identification Number	04-2742593
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1100 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(617)
Local Phone Number	498-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AMAG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false